SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2013
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS
(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of December 31,
	2012	2013	2013
			US$’000 (Note 2)
Assets
Current assets:
Cash and cash equivalents	22,953	61,182	10,107
Other current assets	3,374	3,639	601
Total current assets	26,327	64,821	10,708
Other assets	471	314	52
Investment in subsidiaries	2,442,597	2,760,330	455,974
Total assets	2,469,395	2,825,465	466,734
Liabilities and equity
Current liabilities:
Deferred revenue	1,496	1,451	240
Accrued expenses and other current liabilities	840	7,898	1,305
Total current liabilities	2,336	9,349	1,545
Deferred revenue	1,870	363	60
Total liabilities	4,206	9,712	1,605
Equity:
Ordinary shares(US$0.0001 par value per share; 8,000,000,000 shares authorized; 244,494,095 and 247,551,999 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	180	182	30
Additional paid-in capital	2,243,403	2,315,083	382,424
Retained earnings	260,014	539,872	89,181
Accumulated other comprehensive loss	(38,408)	(39,384)	(6,506)
Total equity	2,465,189	2,815,753	465,129
Total liabilities and equity	2,469,395	2,825,465	466,734

STATEMENTS OF COMPREHENSIVE INCOME
(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	Year Ended December 31,
	2011	2012	2013	2013
				US$’000 (Note 2)
Operating costs and expenses:
Selling and marketing expenses	157	157	157	26
General and administrative expenses	16,447	24,902	33,308	5,502
Total operating costs and expenses	16,604	25,059	33,465	5,528
Loss from operations	(16,604)	(25,059)	(33,465)	(5,528)
Interest income	452	131	6	1
Foreign exchange gain (loss)	1,086	(141)	—	—
Other income	2,649	2,208	2,438	402
Income in investment in subsidiaries	127,249	197,748	310,879	51,354
Net income attributable to China Lodging Group, Limited	114,832	174,887	279,858	46,229
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil for 2011, 2012 and 2013	(16,463)	758	(976)	(161)
Comprehensive income	98,369	175,645	278,882	46,068

STATEMENTS OF CASH FLOWS
(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	Year Ended December 31,
	2011	2012	2013	2013
				US$’000 (Note 2)
Operating activities:
Net income	114,832	174,887	279,858	46,229
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	15,483	20,837	30,468	5,033
Income in investment in subsidiaries	(127,249)	(197,748)	(310,879)	(51,354)
Changes in operating assets and liabilities:
Deferred revenue	(1,825)	(1,508)	(1,552)	(256)
Other current assets	12,269	(2,412)	915	151
Accrued expenses and other current liabilities	(818)	840	7,058	1,166
Net cash provided by (used in) operating activities	12,692	(5,104)	5,868	969
Investing activities:
Investment in subsidiaries	—	(35,227)	—	—
Receipt of investment in subsidiaries	—	—	12,320	2,036
Net cash provided by (used in) investing activities	—	(35,227)	12,320	2,036
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	7,285	18,520	28,122	4,645
Net cash provided by financing activities	7,285	18,520	28,122	4,645
Effect of exchange rate changes on cash and cash equivalents	(14,806)	(305)	(8,081)	(1,335)
Net increase in cash and cash equivalents	5,171	(22,116)	38,229	6,315
Cash and cash equivalents at the beginning of the year	39,898	45,069	22,953	3,792
Cash and cash equivalents at the end of the year	45,069	22,953	61,182	10,107
Supplemental schedule of non-cash investing and financing activities:
Proceeds from issuance of ordinary shares upon exercise of option included in receivable	499	290	1,318	218

The accompanying notes are an integral part of these consolidated financial statements

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2013, there are no material contingencies, mandatory dividend, significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.